Cover	Oct. 22, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A (this “Amendment”) is being filed by Guerrilla RF, Inc. (formerly known as “Laffin Acquisition Corp.”), a Delaware corporation (the “Company”), to amend its Current Report on Form 8-K (the “Prior 8-K”) filed with the Securities and Exchange Commission (the “SEC”) on October 27, 2021, in connection with the completion of the transaction among the Company, Guerrilla RF Operating Corporation (formerly known as Guerrilla RF, Inc.), a privately held Delaware corporation (“ Private Guerrilla RF”), and Guerrilla RF Acquisition Co., a Delaware corporation and a wholly owned subsidiary of the Company (“Acquisition Sub”) in accordance with the terms of the Agreement and Plan of Merger and Reorganization dated as of October 22, 2021 (the “Merger Agreement”). Pursuant to the Merger Agreement, Acquisition Sub merged with and into Private Guerrilla RF, and all of the outstanding stock of Private Guerrilla RF was converted into shares of the Company’s common stock. All of Private Guerrilla RF’s outstanding options were assumed by the Company, with Private Guerrilla RF continuing as a wholly owned subsidiary of the Company and the surviving corporation of the merger (the “Merger”). As a result of the Merger, the Company acquired the business of Private Guerrilla RF and will continue the existing business operations of Private Guerrilla RF as a public reporting company under the name “Guerrilla RF, Inc.” Following the consummation of the Merger, Private Guerrilla RF changed its name to “Guerrilla RF Operating Corporation.” The Company is filing this Amendment solely to supplement Item 9.01 of the Prior 8-K to include the unaudited interim financial statements of Private Guerrilla RF as of September 30, 2021 and for the nine months ended September 30, 2021 and 2020, and the pro forma financial information described below. Except for the foregoing, this Amendment does not modify or update any other disclosure contained in the Prior 8-K. Although Private Guerrilla RF is now a direct subsidiary of the Company, for accounting purposes the Merger is treated as a “recapitalization and reverse acquisition” and Private Guerrilla RF is considered the accounting acquirer. Accordingly, as of the closing of the Merger, Private Guerrilla RF’s historical results of operations will replace the Company’s historical results of operations for all periods prior to the Merger and, for all periods following the Merger, the results of operations of both companies will be included in the Company’s financial statements. However, the unaudited interim financial statements of Private Guerrilla RF as of September 30, 2021 and for the nine months ended September 30, 2021 and 2020 filed with this Amendment relate to a pre-Merger closing period, and therefore all information presented relates to Private Guerrilla RF on a standalone basis and not to the Company.
Document Period End Date	Oct. 22, 2021
Entity File Number	000-56036
Entity Registrant Name	GUERRILLA RF, INC.
Entity Central Index Key	0001832487
Entity Tax Identification Number	85-3837067
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1196 Pleasant Ridge Road
Entity Address, Address Line Two	Suite 5
Entity Address, City or Town	Greensboro
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27409
City Area Code	(336)
Local Phone Number	510-7840
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false